Label	Element	Value
Risk/Return:	rr_RiskReturnAbstract
Registrant Name	dei_EntityRegistrantName	LAUDUS TRUST
Prospectus Date	rr_ProspectusDate	Jul. 29, 2016
Supplement [Text Block]	lt_SupplementTextBlock

LAUDUS TRUST

Laudus Mondrian International Equity Fund

Laudus Mondrian Emerging Markets Fund

Laudus Mondrian International Government Fixed Income Fund

Laudus Mondrian Global Government Fixed Income Fund

Supplement dated February 28, 2017 to the

Prospectus and SAI, each dated July 29, 2016

Laudus U.S. Large Cap Growth Fund

Supplement dated February 28, 2017 to the

Prospectus and SAI, each dated July 29, 2016

(each a Fund and collectively, the Funds)

This supplement provides new and additional information beyond that contained in the Prospectuses and SAIs, and should be read in conjunction with the Prospectuses and SAIs.

Removal of Redemption Fee

The Board of Trustees of the Funds has approved the removal of the redemption fee on shares held less than 30 days. The redemption fee will not be imposed on any shares redeemed from accounts held directly with the Fund on and after February 28, 2017. If you redeem shares through an intermediary, you should contact your intermediary for more information on whether redemption or other fees will be imposed on the shares you redeem.

All references to redemption fees are hereby deleted.

Laudus Mondrian International Equity Fund
Risk/Return:	rr_RiskReturnAbstract
Supplement [Text Block]	lt_SupplementTextBlock

LAUDUS TRUST

Laudus Mondrian International Equity Fund

Supplement dated February 28, 2017 to the

Prospectus and SAI, each dated July 29, 2016

(each a Fund and collectively, the Funds)

This supplement provides new and additional information beyond that contained in the Prospectuses and SAIs, and should be read in conjunction with the Prospectuses and SAIs.

Removal of Redemption Fee

The Board of Trustees of the Funds has approved the removal of the redemption fee on shares held less than 30 days. The redemption fee will not be imposed on any shares redeemed from accounts held directly with the Fund on and after February 28, 2017. If you redeem shares through an intermediary, you should contact your intermediary for more information on whether redemption or other fees will be imposed on the shares you redeem.

All references to redemption fees are hereby deleted.

Laudus Mondrian Emerging Markets Fund
Risk/Return:	rr_RiskReturnAbstract
Supplement [Text Block]	lt_SupplementTextBlock

LAUDUS TRUST

Laudus Mondrian Emerging Markets Fund

Supplement dated February 28, 2017 to the

Prospectus and SAI, each dated July 29, 2016

(each a Fund and collectively, the Funds)

This supplement provides new and additional information beyond that contained in the Prospectuses and SAIs, and should be read in conjunction with the Prospectuses and SAIs.

Removal of Redemption Fee

The Board of Trustees of the Funds has approved the removal of the redemption fee on shares held less than 30 days. The redemption fee will not be imposed on any shares redeemed from accounts held directly with the Fund on and after February 28, 2017. If you redeem shares through an intermediary, you should contact your intermediary for more information on whether redemption or other fees will be imposed on the shares you redeem.

All references to redemption fees are hereby deleted.

Laudus Mondrian International Government Fixed Income Fund
Risk/Return:	rr_RiskReturnAbstract
Supplement [Text Block]	lt_SupplementTextBlock

LAUDUS TRUST

Laudus Mondrian International Government Fixed Income Fund

Supplement dated February 28, 2017 to the

Prospectus and SAI, each dated July 29, 2016

(each a Fund and collectively, the Funds)

This supplement provides new and additional information beyond that contained in the Prospectuses and SAIs, and should be read in conjunction with the Prospectuses and SAIs.

Removal of Redemption Fee

The Board of Trustees of the Funds has approved the removal of the redemption fee on shares held less than 30 days. The redemption fee will not be imposed on any shares redeemed from accounts held directly with the Fund on and after February 28, 2017. If you redeem shares through an intermediary, you should contact your intermediary for more information on whether redemption or other fees will be imposed on the shares you redeem.

All references to redemption fees are hereby deleted.

Laudus Mondrian Global Government Fixed Income Fund
Risk/Return:	rr_RiskReturnAbstract
Supplement [Text Block]	lt_SupplementTextBlock

LAUDUS TRUST

Laudus Mondrian Global Government Fixed Income Fund

Supplement dated February 28, 2017 to the

Prospectus and SAI, each dated July 29, 2016

(each a Fund and collectively, the Funds)

This supplement provides new and additional information beyond that contained in the Prospectuses and SAIs, and should be read in conjunction with the Prospectuses and SAIs.

Removal of Redemption Fee

The Board of Trustees of the Funds has approved the removal of the redemption fee on shares held less than 30 days. The redemption fee will not be imposed on any shares redeemed from accounts held directly with the Fund on and after February 28, 2017. If you redeem shares through an intermediary, you should contact your intermediary for more information on whether redemption or other fees will be imposed on the shares you redeem.

All references to redemption fees are hereby deleted.

Laudus U.S. Large Cap Growth Fund
Risk/Return:	rr_RiskReturnAbstract
Supplement [Text Block]	lt_SupplementTextBlock

LAUDUS TRUST

Laudus U.S. Large Cap Growth Fund

Supplement dated February 28, 2017 to the

Prospectus and SAI, each dated July 29, 2016

(each a Fund and collectively, the Funds)

This supplement provides new and additional information beyond that contained in the Prospectuses and SAIs, and should be read in conjunction with the Prospectuses and SAIs.

Removal of Redemption Fee

The Board of Trustees of the Funds has approved the removal of the redemption fee on shares held less than 30 days. The redemption fee will not be imposed on any shares redeemed from accounts held directly with the Fund on and after February 28, 2017. If you redeem shares through an intermediary, you should contact your intermediary for more information on whether redemption or other fees will be imposed on the shares you redeem.

All references to redemption fees are hereby deleted.